PGIM S&P 500 Buffer 20 ETF - April
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 112.7%
Affiliated Mutual Fund 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $105,907)(wb)	105,907	$105,907
Options Purchased*~ 112.2%
(cost $19,818,967)		23,186,820

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 112.7% (cost $19,924,874)		23,292,727
Options Written*~ (12.7)%
(premiums received $700,250)		(2,610,881)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $19,224,624)		20,681,846
Liabilities in excess of other assets (0.0)%		(8,758)

Net Assets 100.0%		$20,673,088

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/26	$5.59		338		34	$23,139,551
State Street SPDR S&P 500 ETF Trust	Put	03/31/26	$559.39		338		34	47,269
Total Options Purchased (cost $19,818,967)								$23,186,820
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	03/31/26	$620.98		338		34	$(2,597,854)
State Street SPDR S&P 500 ETF Trust	Put	03/31/26	$447.51		338		34	(13,027)
Total Options Written (premiums received $700,250)								$(2,610,881)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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